Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities:
Net loss	$ (9,590)	$ (11,859)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	4,952	4,196
Amortization of deferred dry-docking costs	430	240
Amortization of deferred finance charges	248	120
Amortization of convertible promissory note beneficial conversion feature	748	376
Stock based compensation	480	79
Changes in operating assets and liabilities:
Accounts receivable trade, net	(1,036)	(297)
Inventories	(1,204)	525
Other current assets	334	(231)
Deferred charges	(90)	41
Other non-current assets	5	(5)
Trade accounts and other payables	1,487	(2,767)
Accrued liabilities	116	(127)
Deferred revenue	(1,627)	514
Net cash used in operating activities	(4,747)	(9,195)
Cash flows from investing activities:
Acquisition of vessels	(32,729)	0
Net cash used in investing activities	(32,729)	0
Cash flows from financing activities:
Net proceeds from issuance of common stock and warrants	2,713	0
Proceeds from long term debt	18,000	0
Proceeds from convertible promissory notes	0	9,400
Proceeds from related party debt	16,200	0
Payments of financing costs	(396)	0
Repayments of long term debt	(5,752)	(450)
Net cash provided by financing activities	30,765	8,950
Net decrease in cash and cash equivalents and restricted cash	(6,711)	(245)
Cash and cash equivalents and restricted cash at beginning of period	15,908	3,354
Cash and cash equivalents and restricted cash at end of period	9,197	3,109
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	$ 6,343	$ 3,749